Nationwide International Index Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	9.08%	8.18%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	23.50%	7.10%		7.06%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.24%	6.07%		5.97%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.05%	5.37%		5.37%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	30.59%	7.98%		7.35%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	31.54%	8.80%		8.15%
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	31.28%	8.52%		7.92%